Schedule of Components of Deferred tax Assets (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Fixed assets	$ (281,073)	$ (268,594)
Interest	35,178	62,310
Research and development expenses	400,810	454,942
Stock-based compensation	895,509	917,351
Charitable Contributions	420
Net operating losses - federal	4,456,242	2,898,411
Net operating losses – state and local	543,264	921,350
Net operating losses - foreign	233,114	37,686
Research credit	28,985	28,985
Less valuation allowance	(6,474,449)	(5,244,441)
Net deferred tax liability	$ (162,000)	$ (192,000)